Line of Credit, Term Loan and Promissory Note (Details) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 06, 2014	Jul. 31, 2013	Aug. 01, 2013	Dec. 31, 2011
Line of Credit, Term Loan and Promissory Note (Textual)
Loans payable to bank	$ 151,125		$ 279,517
Proceed from term loan		350,000	350,000
Esc Inc Dbaesc Software [Member]
Line of Credit, Term Loan and Promissory Note (Textual)
Debt instrument, face amount	350,000				350,000
Debt instrument, term					60 months
Debt instrument, periodic payment					6,135
Debt instrument, interest rate					2.00%
Debt instrument, maximum interest rate					10.00%
Notes Payable, Current	327,739
Notes Payable to Banks [Member]
Line of Credit, Term Loan and Promissory Note (Textual)
Debt instrument, face amount						350,000
Debt instrument, term						2 years
Debt instrument, maturity date						Jul. 31, 2015
Debt instrument, frequency of periodic payment						Monthly
Debt instrument, periodic payment						15,776
Debt instrument, interest rate						8.00%
Debt instrument, collateral						The term loan is collateralized by substantially all of the assets of the Company and is guaranteed by the Company's Chief Executive Officer, Mr. Meller.
Line of Credit [Member]
Line of Credit, Term Loan and Promissory Note (Textual)
Line of credit facility, initiation date							Aug. 01, 2013
Line of credit facility, expiration period							2 years
Line of credit facility, expiration date							Jul. 31, 2015
Line of credit facility, borrowing capacity description							The agreement includes a borrowing base calculation tied to accounts receivable
Line of credit facility, maximum borrowing capacity							750,000	750,000
Variable interest rate							1.75%
Line of credit facility, interest rate at period end							5.00%	5.00%
Line of credit facility, collateral description							The line is collateralized by substantially all of the assets of the Company and is guaranteed by the Company's Chief Executive Officer, Mr. Meller.
Line of credit facility, collateral fees							1,000	1,000
Line of Credit Facility, Covenant Compliance	Company was in compliance with its required financial covenants, the fixed charge ratio and debt to net worth
Debt instrument, maturity date description								Two years and expires on July 31, 2015
Line of credit facility, interest rate description								prime plus 1.75
Line of credit facility, current borrowing capacity	750,000
Line of credit facility, remaining borrowing capacity			750,000
Term Loan [Member]
Line of Credit, Term Loan and Promissory Note (Textual)
Debt instrument, frequency of periodic payment			Monthly
Debt instrument, maturity date description			Loan is for two years and expires on July 31, 2015
Debt instrument, periodic payment			15,776
Debt instrument, interest rate			8.00%
Proceed from term loan			350,000
Notes Payable, Current			$ 279,517